1998 SEMIANNUAL REPORT


IDS
Cash
Management
Fund

(icon of) piggy bank

The goal of IDS Cash Management Fund, a part of IDS Money Market Series, Inc., is to provide maximum current income consistent with liquidity and stability of principal. The Fund invests in money market securities.

             American Express Financial Advisors


             Distributed by American Express Financial Advisors Inc.

(icon of) piggy bank

A cache for cash

Keeping a portion of your investment portfolio in a cash reserve is a cornerstone of a sound financial strategy. And a money market mutual fund that stresses stability of your investment principal and easy access when you need it is an excellent way to meet that need. That's what Cash Management Fund is all about.

Contents

From the chairman                            3
From the portfolio manager                   3
Financial statements                         5
Notes to financial statements                8
Investments in securities                   14
Board members and officers                  19
IDS mutual funds                            20

 To our shareholders


From the chairman

If you're an experienced investor, you know that the past few years have been unusually strong in many financial markets. Perhaps just as important, history shows that bull markets don't last forever. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility. We saw evidence of that last October, when declines in Asian markets spawned a sharp drop in several financial markets worldwide, including the U.S.

The potential for such volatility reinforces the need for investors to periodically review their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.



William R. Pearce
(picture of) William R. Pearce
William R. Pearce
Chairman of the board

From the portfolio manager

IDS Cash Management Fund's yield was little changed during the first half of its fiscal year (August 1997 through January 1998), reflecting generally stable short-term interest rates.

For the seven-day period ended January 31, 1998, the Fund's compound annualized yield was 5.31%, and the simple annualized yield was 5.18%. In keeping with its objective, the Fund maintained a $1 per share price throughout the six months. (Although the Fund seeks to maintain a stable $1 per share price, there is no assurance that it will be able to do so. An investment in the fund is neither insured nor guaranteed by the U.S. government.)

With inflation remaining subdued and the economy showing no signs of either overheating or falling into recession, the Federal Reserve Board -- or, simply, the Fed -elected to leave short-term interest rates unchanged through last fall and winter. Concern about impending higher inflation was also eased by the financial crisis in Asia, which many observers believed would restrain U.S. economic growth and, thus, temper a potential increase in consumer prices. (By way of background, the Fed adjusts short-term interest rates based on the condition of the economy and the inflation outlook. When the economy appears weak and inflation is low, the Fed usually lowers rates to stimulate economic growth. When the economy is strong, the Fed usually raises rates to reign in economic growth and thereby keep inflation in check.)

Short maturity

For the most part, I kept the average maturity of the Fund's investments somewhat shorter than normal --between 35 and 45 days. This strategy reflected my belief that interest rates were more likely to rise than fall, and a shorter maturity would make it easier to add new, higher-yielding securities. (The longer the Fund's average maturity, the longer it takes the Fund's yield to reflect a change in interest rates.) In addition, I found the yield advantage provided by longer-term issues too slight to warrant extending the portfolio's average maturity. Last December, the average maturity declined to about 25 days, as I took advantage of higher short-term rates. Then, in January, I extended the maturity to about 40 days. As always, the entire portfolio remained invested in first-rated commercial paper, bank letters of credit and certificates of deposit.

As for the rest of the fiscal year, I continue to believe that the Fed is more likely to raise short-term interest rates than to lower them, though it may be some time before it decides any adjustment is needed. In light of that outlook, I plan to stay with a moderately short portfolio maturity until action by the Fed merits a change.



Terry Fettig
(picture of) Terry Fettig
Terry Fettig
Portfolio Manager

      To our shareholders


Class A
 6-month performance

(All figures per share)

Net asset value (NAV)

Jan. 31, 1998        $1.00

July 31, 1997        $1.00

Increase            $   --


Distributions
Aug. 1, 1997 - Jan. 31, 1998


From income          $0.03

From capital gains   $  --

Total distributions  $0.03

Total return*        +2.7%**

Class B
 6-month performance

(All figures per share)

Net asset value (NAV)

Jan. 31, 1998        $1.00

July 31, 1997        $1.00

Increase             $  --


Distributions
Aug. 1, 1997 - Jan. 31, 1998


From income          $0.02

From capital gains   $  --

Total distributions  $0.02

Total return*        +2.3%**

Class Y
 6-month performance

(All figures per share)

Net asset value (NAV)

Jan. 31, 1998        $1.00

July 31, 1997        $1.00

Increase             $  --


Distributions
Aug. 1, 1997 - Jan. 31, 1998


From income          $0.03

From capital gains   $  --

Total distributions  $0.03

Total return*        +2.7%**


      *The prospectus discusses the effect of sales charges, if any, on the various classes.

     **The total return is a hypothetical investment in the Fund with all distributions reinvested.


      Financial statements


      Statement of assets and liabilities
      IDS Cash Management Fund
      Jan. 31, 1998

                                  Assets

                                                                                                    (Unaudited)
 Investments in securities, at value (Note 1)
      (identified cost $3,480,626,000)                                                          $3,480,626,000
 Cash in bank on demand deposit                                                                     34,602,489
 Accrued interest receivable                                                                         4,051,122
                                                                                                     ---------
 Total assets                                                                                    3,519,279,611
                                                                                                 -------------

                                  Liabilities

 Dividends payable to shareholders                                                                   1,037,577
 Accrued investment management services fee                                                             26,361
 Accrued distribution fee                                                                                2,268
 Accrued transfer agency fee                                                                            19,568
 Accrued administrative services fee                                                                     2,382
 Other accrued expenses                                                                                302,139
                                                                                                       -------
 Total liabilities                                                                                   1,390,295
                                                                                                     ---------
 Net assets applicable to outstanding capital stock                                             $3,517,889,316
                                                                                                ==============

                                  Represented by

 Capital stock-- $.01 par value (Note 1)                                                        $   35,179,904
 Additional paid-in capital                                                                      3,482,745,327
 Undistributed net investment income                                                                       890
 Accumulated net realized gain (loss)                                                                  (36,805)
                                                                                                       -------
 Total-- representing net assets applicable to outstanding capital stock                        $3,517,889,316
                                                                                                ==============
 Net assets applicable to outstanding shares:             Class A                               $3,314,080,427
                                                          Class B                               $  110,500,580
                                                          Class Y                               $   93,308,309
 Net asset value per share of outstanding capital stock:  Class A shares    3,314,100,673$                1.00
                                                          Class B shares      110,553,532$                1.00
                                                          Class Y shares       93,336,209$                1.00

See accompanying notes to financial statements.

      Financial statements


      Statement of operations
      IDS Cash Management Fund
      Six months ended Jan. 31, 1998



                                  Investment income

                                                                   (Unaudited)
 Income:
 Interest                                                         $97,459,959
                                                                  -----------
 Expenses (Note 2):
 Investment management services fee                                 4,742,002
 Distribution fee-- Class B                                           470,850
 Transfer agency fee                                                3,369,396
 Incremental transfer agency fee-- Class B                              5,466
 Administrative services fees and expenses                            447,856
 Compensation of board members                                         12,626
 Custodian fees                                                       107,534
 Postage                                                              217,000
 Registration fees                                                    453,159
 Reports to shareholders                                              148,400
 Audit fees                                                            16,750
 Other                                                                  3,135
                                                                        -----
 Total expenses                                                     9,994,174
      Earnings credits on cash balances (Note 2)                   (1,965,356)
                                                                   ----------
 Total net expenses                                                 8,028,818
                                                                    ---------
 Investment income (loss)-- net                                    89,431,141
                                                                   ----------

      Realized and unrealized gain (loss) -- net

 Net realized gain (loss) on security transactions ( Note 3)           (9,805)
                                                                       ------
 Net increase (decrease) in net assets resulting from operations  $89,421,336
                                                                  ===========

See accompanying notes to financial statements.


      Statements of changes in net assets
      IDS Cash Management Fund




                                  Operations and distributions             Jan. 31, 1998         July 31, 1997

                                                                        Six months ended            Year ended
                                   (Unaudited)
 Investment income (loss)-- net                                          $   89,431,141         $  145,783,026
 Net realized gain (loss) on investments                                         (9,805)                   361
                                                                                 ------                    ---
 Net increase (decrease) in net assets resulting from operations             89,421,336            145,783,387
                                                                             ----------            -----------
 Distributions to shareholders from:
      Net investment income
            Class A                                                         (84,756,275)          (133,616,882)
            Class B                                                          (2,796,533)            (8,786,661)
            Class Y                                                          (1,878,418)            (3,374,403)
                                                                              ----------            ----------
 Total distributions                                                        (89,431,226)          (145,777,946)
                                                                             -----------          ------------

                                  Capital share transactions at constant $1 net asset value

 Proceeds from sales
      Class A shares                                                      6,538,140,903          9,587,486,301
      Class B shares                                                         78,949,498            263,976,722
      Class Y shares                                                        124,832,996            126,673,627
 Reinvestment of distributions at net asset value
      Class A shares                                                         84,371,011            129,747,271
      Class B shares                                                          2,808,227              8,706,594
      Class Y shares                                                          1,875,032              3,018,917
 Payments for redemptions
      Class A shares                                                     (6,402,337,329)        (8,958,744,870)
      Class B shares                                                       (118,014,028)          (399,060,300)
      Class Y shares                                                        (95,365,714)          (124,384,459)
                                                                             -----------          ------------
 Increase (decrease) in net assets from capital share transactions          215,260,596            637,419,803
                                                                            -----------            -----------
 Total increase (decrease) in net assets                                    215,250,706            637,425,244
 Net assets at beginning of period                                        3,302,638,610          2,665,213,366
                                                                          -------------          -------------
 Net assets at end of period                                             $3,517,889,316         $3,302,638,610
                                                                         ==============         ==============
 Undistributed net investment income                                     $          890         $          975
                                                                         --------------         --------------

See accompanying notes to financial statements.


 Notes to financial statements


      IDS Cash Management Fund
      (Unaudited as to Jan. 31, 1998)


  1

Summary of
significant
accounting policies



      IDS Cash Management Fund is a series of IDS Money Market Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund invests in money market securities. IDS Money Market Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund offers Class A, Class B and Class Y shares. Class A shares have no sales charge. Class B shares may be subject to a contingent deferred sales charge and such shares automatically convert to Class A shares during the ninth calendar year of ownership. Class Y shares have no sales charge and are offered only to qualifying institutional investors.

      All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee and transfer agent fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

      Significant accounting policies followed by the Fund are summarized below:

      Use of estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

      Valuation of securities

      Pursuant to Rule 2a-7 of the 1940 Act, all securities are valued daily at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.

      Federal taxes

      Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders, no provision for income or excise taxes is required.

      Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

      Dividends to shareholders

      Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash.

      Other

      Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium and discount, is accrued daily.



  2

Expenses and
sales charges



      Effective March 20, 1995, the Fund entered into agreements with American Express Financial Corporation (AEFC) for managing its portfolio, providing administrative services and serving as transfer agent. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.31% to 0.24% annually.

      Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.03% to 0.02% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees, organizational expenses and any other expenses properly payable by the Fund and approved by the board.

      Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:
     oClass A $20
     oClass B $21
     oClass Y $20


      Also effective March 20, 1995, the Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing-related services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution-related services.

      Sales charges received by American Express Financial Advisors Inc. for distributing Class B shares were $395,915 for the six months ended Jan. 31, 1998.

      During the six months ended Jan. 31, 1998 the Fund's custodian and transfer agency fees were reduced by $1,965,356 as a result of earnings credits from overnight cash balances.


  3

Securities
transactions

      Cost of purchases and proceeds from sales of securities aggregated $8,890,436,651 and $8,297,784,065, respectively, for the six months ended Jan. 31, 1998. Realized gains and losses are determined on an identified cost basis.



4. Financial highlights

The tables below show certain important financial information for evaluating the Funds results.

                           Fiscal period ended July 31,
                           Per share income and capital changesa

                                                   Class A
                            1998b   1997   1996   1995   1994   1993   1992   1991   1990   1989

 Net asset value,          $1.00   $1.00  $1.00  $1.00  $1.00  $1.00  $1.00  $1.00  $1.00  $1.00
 beginning of period
                  Income from investment operations:
 Net investment income       .03     .05    .05    .05    .03    .02    .04    .07    .08    .08
(loss)

                  Less distributions:
 Dividends from net         (.03)   (.05)  (.05)  (.05)  (.03)  (.02)  (.04)  (.07)  (.08)  (.08)
 investment income

 Net asset value,          $1.00   $1.00  $1.00  $1.00  $1.00  $1.00  $1.00  $1.00  $1.00  $1.00
 end of period
                  Ratios/supplemental data
                                                       Class A
                            1998   b1997   1996   1995   1994   1993   1992   1991   1990   1989

 Net assets, end of       $3,314  $3,094 $2,335 $1,707 $1,154 $1,053 $1,230 $1,655 $1,617 $1,392
 (in millions)

 Ratio of expenses to        .e5%    .58%   .63%   .73%   .d4%   .d4%   .91%   .77%   .74%   .75%
 average daily net assetsc

 Ratio of net income       (5.e3%   4.96%  4.97%  4.99%  2.61%  2.36%  3.84%  6.55%  7.81%  8.42%
 to average daily net assets

 Total return                2.7%    5.1%   5.1%   5.0%   2.6%   2.4%   3.8%   6.7%   7.9%   8.7%

a  For a share outstanding throughout the period. Rounded to the nearest cent.
b  Six months ended Jan. 31, 1998 (Unaudited).
c Effective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
d During the fiscal years ended July 31, 1993 and 1994, AEFC voluntarily reimbursed the Fund for a portion of its expenses. Had AEFC not done so, the ratio of expenses to average daily net assets would have been 0.97%.
e  Adjusted to an annual basis.



IDS Cash Management Fund


                           Fiscal period ended July 31,
                           Per share income and capital changesa

                                       Class Y                            Class B
                            1998c   1997   1996   1995 b       1998c   1997    1996    1995b

 Net asset value,          $1.00   $1.00  $1.00  $1.00        $1.00   $1.00   $1.00   $1.00
 beginning of period
                  Income from investment operations:
 Net investment income       .02     .04    .04    .02          .03     .05     .05     .02
 (loss)
                  Less distributions:
 Dividends from net         (.02)   (.04)  (.04)  (.02)        (.03)   (.05)   (.05)   (.02)
 investment income

 Net asset value,          $1.00   $1.00  $1.00  $1.00        $1.00   $1.00   $1.00   $1.00
 end of period
                  Ratios/supplemental data
                              Class B                           Class Y
                            1998c   1997   1996   1995 b       1998c   1997    1996    1995b


 Net assets, end of         $111    $147   $273    $98          $93     $62     $57     $86
 (in millions)

 Ratio of expenses to       1.31%   1.34%  1.38%  1.e1%         .e5%    .58%    .62%    .e5%
 average daily net assetsd

 Ratio of net income       (4.44%   4.14%  4.15%  4.e3%        5.e5%   4.96%   4.97%   5.e3%
 to average daily net assets

 Total return                2.3%    4.3%   4.3%   2.0%         2.7%    5.1%    5.1%    2.3%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Inception date was March 20, 1995.
c Six months ended Jan. 31, 1998 (Unaudited).
d Effective  fiscal year 1996,  expense  ratio is based on total expenses of the
  Fund before reduction of earnings credits on cash balances.
e Adjusted to an annual basis.

 Investments in securities


      IDS Cash Management Fund
      Jan. 31, 1998 (Unaudited)



                                         Percentages represent
                                         value of investments
                                         compared to net assets)



Issuer      Annualized        Amount       Value(a)
              yield on    payable at
               date of      maturity
              purchase

 Certificates of deposit (5.8%)

 Domestic (1.4%)
 Bank of New York
    03-03-98 5.83%        $17,000,000 $  16,999,585
 U.S. Bank Minneapolis
    04-22-98  5.52         21,900,000    21,900,000
    04-28-98  5.54         10,000,000    10,000,000
 Total                                   48,899,585

 Eurodollar (4.4%)
 ABN Amro Yankee
    05-15-98  6.08         14,000,000    13,999,238
 Canadian Imperial Bank Yankee
    02-27-98  5.50         25,000,000    25,000,000
    02-27-98  5.83         20,000,000    20,000,000
    04-08-98  5.58         25,000,000    25,000,000
    04-27-98  5.53         25,000,000    25,000,000
 Societe Generale Yankee
    03-03-98  5.85         10,000,000     9,999,675
    03-20-98  5.98         10,000,000     9,999,749
 Westdeutsche Landesbank Yankee
    02-18-98  5.50         25,000,000    25,000,000
 Total                                  153,998,662


 Total certificates of deposit
(Cost: $202,898,247)                    202,898,247


 Commercial paper (74.5%)

 Automotive & related (8.6%)
 Daimler-Benz
    02-02-98  5.80         19,000,000    18,993,931
    02-11-98  5.82         15,300,000    15,273,072
    02-19-98  5.87          5,000,000     4,984,642
    03-19-98  5.77         17,400,000    17,270,515
    03-23-98  5.80         24,000,000    23,805,520
    03-25-98  5.80         20,000,000    19,831,578
    04-29-98  5.51         20,000,000    19,734,533
 Ford Motor Credit
    02-23-98  5.50         25,000,000    24,912,472
    02-26-98  5.48         15,100,000    15,040,565
    03-06-98  5.52         11,500,000    11,440,373
    03-06-98  5.57         23,000,000    22,880,093
    04-02-98  5.51         20,000,000    19,815,306
    04-03-98  5.57         25,000,000    24,763,194
    04-07-98  5.58         25,000,000    24,747,458
    04-09-98  5.55         20,700,000    20,485,732
 Toyota Motor Credit
    02-17-98  5.53         12,500,000    12,467,535
    02-27-98  5.83          5,300,000     5,277,064
 Total                                  301,723,583


 Banks and savings & loans (15.7%)
 Bank of America
    10-22-98  6.00         10,000,000     9,996,544
 BBV Finance (Delaware)
    04-07-98  5.56         39,100,000    38,706,459
    04-08-98  5.49         20,000,000    19,798,255
    07-13-98  5.49          8,500,000     8,294,099
 Ciesco LP
    02-05-98  5.60         20,000,000    19,984,500
    02-06-98  5.80        8,950,000(b)    8,941,423
    02-11-98  5.81       25,000,000(b)   24,956,076
    03-09-98  5.50       30,000,000(b)   29,831,650
    03-12-98  5.50       12,100,000(b)   12,026,593
    04-17-98  5.50       23,500,000(b)   23,230,612
 Deutsche Bank Financial
    02-09-98  5.52         20,000,000    19,972,500
    02-13-98  5.52         25,000,000    24,950,438
    02-17-98  5.48         20,000,000    19,948,481
    04-08-98  5.48         14,000,000    13,858,779
 First Bank Minneapolis
    03-06-98  5.53       13,000,000(c)   12,999,533
 Fleet Funding
    02-20-98  5.52       12,000,000(b)   11,963,400
    03-03-98  5.51       14,900,000(b)   14,829,689
    03-10-98  5.50       19,200,000(b)   19,089,141
    03-13-98  5.53       29,318,000(b)   29,135,023
 Harris Trust
    02-04-98  5.55         14,300,000    14,300,000
    03-05-98  5.50         15,000,000    15,000,000

 Morgan Guaranty
    06-22-98  6.00         15,000,000    14,998,048
 NBD Bank Canada
    02-09-98  5.58         15,000,000    14,979,150
    03-12-98  5.54         25,000,000    24,847,500
 New Center Asset Trust
    03-04-98  5.50         25,000,000    24,878,444
    03-11-98  5.53         20,000,000    19,880,833
    04-13-98  5.50         21,000,000    20,771,940
 Societe Generale North America
    03-16-98  5.48         25,000,000    24,834,083
    03-17-98  5.50         14,200,000    14,103,262
 Total                                  551,106,455


 Broker dealers (7.5%)
 Goldman Sachs Group
    02-04-98  5.77         15,000,000    14,990,467
    04-06-98  5.53         25,000,000    24,753,542
    04-09-98  5.64         11,100,000    10,983,425
    05-12-98  5.52         20,000,000    19,695,317
    05-13-98  5.52         20,000,000    19,692,300
    05-14-98  5.50         30,000,000    29,535,642
 Merrill Lynch
    02-11-98  5.81         10,000,000     9,982,431
    03-17-98  5.50         14,100,000    14,003,768
    05-26-98  5.56       15,000,000(c)   15,000,000
    11-27-98  5.56       18,000,000(c)   18,000,000
    01-19-99  5.54       19,000,000(c)   19,000,000
    01-25-99  5.57       18,000,000(c)   18,000,000
 Morgan Stanley, Dean
   Witter, Discover & Co
    03-06-98  5.50         15,000,000    14,922,508
    03-09-98  5.50         15,900,000    15,810,611
 UBS Finance (Delaware)
    02-02-98  5.63         19,500,000    19,493,901
 Total                                  263,863,912


 Consumer finance -- personal loans (1.1%)

 Household Finance
    03-10-98  5.53         20,000,000    19,883,889
    03-12-98  5.51         20,000,000    19,878,222
 Total                                   39,762,111

 Energy (0.4%)
 Chevron Transport
    03-09-98  5.50       15,000,000(b)   14,915,825

 Financial services (33.3%)
 American General Finance
    03-03-98  5.50         20,000,000    19,905,794
    03-13-98  5.49         25,000,000    24,844,826
    03-13-98  5.50         18,700,000    18,583,717
 Associates Corp North America
    03-02-98  5.62         30,000,000    29,860,750
    03-03-98  5.50         12,000,000    11,943,477
    03-12-98  5.54         20,000,000    19,877,555
 Barclays U.S. Funding
    02-11-98  5.50          4,200,000     4,192,967
 Beneficial
    03-04-98  5.50         25,000,000    24,878,444
    03-05-98  5.50         25,000,000    24,874,646
    03-06-98  5.51         25,000,000    24,870,611
    03-11-98  5.51         15,000,000    14,910,950
    03-26-98  5.55         20,000,000    19,834,700
 BHP Finance
    02-03-98  5.79         15,000,000    14,992,825
    02-04-98  5.77         11,000,000    10,993,021
    02-24-98  5.84          4,900,000     4,881,151
    03-04-98  5.50         15,700,000    15,623,663
    03-17-98  5.50         18,735,000    18,607,134
    03-18-98  5.61          7,500,000     7,446,813
    04-09-98  5.52         14,600,000    14,449,425
    04-15-98  5.54         14,000,000    13,842,298
 BOC Group
    02-02-98  5.82         20,000,000    19,993,589
    02-09-98  5.82         10,000,000     9,985,575
    02-10-98  5.83       26,000,000(b)   25,958,256
    02-23-98  5.81         10,000,000     9,963,264
    03-02-98  5.79         10,000,000     9,952,333
    03-02-98  5.82         10,000,000     9,952,000
    03-09-98  5.50         10,000,000     9,943,883
    03-16-98  5.51         10,000,000     9,933,267
    03-16-98  5.54       10,000,000(b)    9,932,656
CAFCO
    02-13-98  5.81       20,000,000(b)   19,958,400
    02-23-98  5.87       20,000,000(b)   19,925,761
    02-24-98  5.85        9,500,000(b)    9,463,330
    03-19-98  5.50       12,000,000(b)   11,914,460
    03-23-98  5.52       20,000,000(b)   19,845,300
    03-24-98  5.54       25,000,000(b)   24,802,111
    04-01-98  5.49       30,000,000(b)   29,728,500
 CIT Group Holdings
    02-05-98  5.88          6,700,000     6,694,556
    03-27-98  5.63         23,800,000    23,597,832
 Commercial Credit
    02-12-98  5.60         25,000,000    24,953,583
    03-10-98  5.50         30,000,000    29,827,100
    03-13-98  5.51         25,000,000    24,844,542
    03-18-98  5.51         13,900,000    13,802,847
 Delaware Funding
    02-19-98  5.51          6,036,000     6,018,543
    02-27-98  5.52       10,076,000(b)   10,034,588
    03-12-98  5.50       20,265,000(b)   20,142,059
    03-17-98  5.54        4,053,000(b)    4,025,186
    04-17-98  5.52       18,000,000(b)   17,792,900
 General Electric Capital
    02-10-98  5.71         15,000,000    14,976,583
    02-12-98  5.70         20,000,000    19,962,533
    03-05-98  5.50         20,000,000    19,899,717
    03-20-98  5.50         20,000,000    19,854,400
    04-09-98  5.49         30,000,000    29,692,300
    04-30-98  5.51         25,000,000    24,664,396
 Intl Lease Finance
    03-18-98  5.48         25,000,000    24,826,542
    04-06-98  5.57         25,000,000    24,751,736
    04-10-98  5.57         20,848,000    20,628,227
    04-10-98  5.58         25,000,000    24,736,458
    04-21-98  5.50         25,000,000    24,698,333
 Natl Australia Funding (Delaware)
    04-15-98  5.49         25,000,000    24,721,472
    04-15-98  5.50         36,200,000    35,795,640
    04-21-98  5.52         16,200,000    16,003,800
 Paccar Financial
    02-03-98  5.78          9,400,000     9,395,496
    02-04-98  5.59         15,000,000    14,990,717
 Xerox Credit
    02-10-98  5.51         14,400,000    14,378,040
    02-20-98  5.51         22,100,000    22,032,718
    02-26-98  5.82         14,000,000    13,941,659
 Total                                1,172,351,955

 Food (0.6%)
 Heinz (HJ)
    02-02-98  5.59          8,000,000     7,997,524
    02-13-98  5.83         11,620,000    11,595,746
 Total                                   19,593,270


 Household products (0.9%)
 Clorox
    04-13-98  5.47         14,000,000    13,848,800
    04-17-98  5.49         20,000,000    19,771,155
 Total                                   33,619,955

 Insurance (2.5%)
 AIG Funding
    02-02-98  5.62          9,800,000     9,796,940
 Lincoln Natl
    04-10-98  5.59       11,000,000(b)   10,883,831
    04-14-98  5.47       10,000,000(b)    9,890,500
    07-07-98  5.58       10,000,000(b)    9,763,192
 Metlife Funding
    02-03-98  5.80         12,600,000    12,593,963
    02-06-98  5.80          9,563,000     9,553,835
    02-18-98  5.83          5,400,000     5,384,421
    02-25-98  5.85          9,338,000     9,300,388
    03-24-98  5.80         10,000,000     9,917,378
 Total                                   87,084,448


 Media (0.7%)
 Gannett
    02-26-98  5.48        4,900,000(b)    4,880,713
 Reed Elsevier

    02-06-98  5.51       20,700,000(b)   20,681,060
 Total                                   25,561,773


 Utilities -- electric (0.1%)
 Alabama Power
    02-12-98  5.52          3,025,000     3,019,444

 Utilities -- gas (0.8%)
 Gateway Fuel
    02-12-98  5.82         16,548,000    16,516,173
    04-03-98  5.46         12,685,000    12,567,030
 Total                                   29,083,203

 Utilities -- telephone (2.3%)
 Ameritech Capital Funding
    02-05-98  5.57         14,100,000    14,089,131
 AT&T
    02-19-98  5.53          7,600,000     7,577,939
 Bell Atlantic
    02-12-98  5.48         10,000,000     9,981,800
    03-09-98  5.54         15,000,000    14,915,054
 BellSouth Capital Funding
    02-04-98  5.59         14,700,000    14,690,902
    02-06-98  5.60          9,100,000     9,091,552
 BellSouth Telecommunications
    02-09-98  5.94         10,000,000     9,985,250
 Total80,331,628


 Total commercial paper
(Cost: $2,622,017,562)                2,622,017,562


 Letters of credit (18.6%)
 ABN Amro-
 Glencore Finance
    02-05-98  5.85         25,000,000    24,979,861
 ABN Amro-
 Louis Dreyfus
    02-11-98  5.80         20,000,000    19,964,556
    02-13-98  5.80         20,000,000    19,958,111
    03-16-98  5.51         20,000,000    19,866,533
 ABN Amro-
 U.S. Prime Properties
    03-02-98  5.51         17,000,000    16,922,367
    03-02-98  5.53         14,000,000    13,935,833
    03-06-98  5.51         10,000,000     9,948,244
 Bank of America-
 AES Hawaii
    02-05-98  5.51         11,000,000    10,991,597
    02-20-98  5.51         13,500,000    13,458,900
    03-20-98  5.50         15,000,000    14,891,000
 Bank of America-
 MinMetals
    02-13-98  5.70         20,000,000    19,959,411
 Bank of America-
 Orix America
    10-09-98  5.58       10,000,000(b)    9,625,592
 Bank of New York-
 River Fuel Trust
    03-31-98  5.52       14,093,000(b)   13,966,660
    04-14-98  5.53       14,525,000(b)   14,363,890
 Canadian Imperial Bank-
 Commed Fuel
    02-13-98  5.57          9,957,000     9,936,973
    02-24-98  5.50         15,000,000    14,945,200
    03-04-98  5.51          9,861,000     9,812,703
    04-16-98  5.54         10,169,000    10,052,904
 Credit Agricole-
 Louis Dreyfus
    02-06-98  5.53          7,800,000     7,792,837
    02-13-98  5.91          9,100,000     9,080,711
    02-19-98  5.47          5,000,000     4,985,565
    02-24-98  5.51         10,000,000     9,963,400
    02-25-98  5.66         10,000,000     9,960,972
    03-06-98  5.50         17,000,000    16,911,695
 Credit Suisse-
 China Merchants
    02-05-98  5.80       20,000,000(b)   19,984,083
    02-23-98  5.73         11,750,000    11,706,985
 Dresdner Bank-
 ContiFinancial
    03-03-98  5.52         25,000,000    24,881,597
    03-13-98  5.52         22,000,000    21,861,693
 First Bank-
 Midwest CP

    02-10-98  5.68          8,500,000     8,486,660
    02-26-98  5.66         10,000,000     9,959,411
    04-30-98  5.55         11,000,000    10,850,974

 First Chicago-
 Commed Fuel
    03-04-98  5.53          7,890,000     7,851,357
    03-06-98  5.51          9,977,000     9,925,364
    04-08-98  5.55         12,829,000    12,698,159
    04-16-98  5.54         17,141,000    16,945,307
    04-23-98  5.51         17,000,000    16,789,738
    04-24-98  5.52         10,377,000    10,246,610
 Societe Generale-
 JMG Funding
    04-06-98  5.68         13,688,000    13,549,599
    05-15-98  5.49         24,231,000    23,852,996
 Societe Generale-
 Nacional Financiera
    04-17-98  5.65         10,000,000     9,880,722
 Toronto Dominion Bank-
 Presbyterian Healthcare Services
    03-18-98  5.47         17,000,000    16,881,179
    03-18-98  5.51         30,000,000    29,790,317

 Union Bank Switzerland-
 River Fuel Trust
    02-19-98  5.53          9,030,000(b)  9,003,693
    04-14-98  5.50         22,079,000(b) 21,835,892
 Westdeutsche Landesbank-
 Hillsborough
    02-04-98  5.83          8,671,000     8,665,431
 Westpac Banking-
 U.S. Prime Properties
    03-09-98  5.48         13,865,000    13,786,909


 Total letters of credit
(Cost: $655,710,191)                    655,710,191


 Total investments in securities
(Cost: $3,480,626,000)(d)            $3,480,626,000


See accompanying notes to investments in securities.

      Investments in securities


      IDS Cash Management Fund



 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(c) Interest rate varies to reflect current market conditions; rate shown is the effective rate on Jan. 31, 1998.

(d) Also represents the cost of securities for federal income tax purposes at Jan. 31, 1998.

                 Board members and officers

                 Independent board members and officers

Chairman         William  R.  Pearce*
of the board     Chairman of the board,  Board  Services  Corporation  (provides administrative services to boards including the boards of the IDS and IDSLife funds and Master Trust portfolios).

                 H.  Brewster  Atwater,  Jr.
                 Former chairman and chief executive officer, General Mills, Inc.

                 Lynne  V.  Cheney
                 Distinguished fellow, American Enterprise Institute for Public Policy Research.

                 Heinz F. Hutter
                 Former president and chief operating officer, Cargill, Inc.

                 Anne P. Jones
                 Attorney and telecommunications consultant.

                 Alan K. Simpson
                 Former United States senator for Wyoming.

                 Edson W. Spencer
                 Former chairman and chief executive officer, Honeywell, Inc.

                 Wheelock Whitney
                 Chairman, Whitney Management Company.

                 C. Angus Wurtele
                 Chairman of the board, The Valspar Corporation.

                 Officer

Vice president,  Leslie L. Ogg*
general counsel  President,  treasurer and corporate secretary of Board Services
and secretary    Corporation.


                 Board members and officers associated with AEFC

President        John R. Thomas*
                 Senior vice president, AEFC.

                 William  H.  Dudley*
                 Senior  advisor  to the  chief  executive officer, AEFC.

                 David R. Hubers*
                 President and chief executive officer, AEFC.


                 Officers associated with AEFC

Vice president   Peter J. Anderson*
                 Senior vice  president,  AEFC

Treasurer        Matthew N. Karstetter*
                 Vice president, AEFC

* Interested person as defined by the Investment Company Act of 1940.

IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world with countries

IDS Global Growth Fund

Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale of globes

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) trees

IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth & income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made.


IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) gyroscope

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly of long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) two coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) Greek column

IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head

Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with tree enclosed

Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

Quick telephone reference

American Express            Redemptions and exchanges,       National/Minnesota
Financial Advisors          dividend payments or                   800-437-3133
Telephone Transaction       reinvestments and automatic
Service                     payment arrangements           Mpls./St. Paul area:
                                                                       671-3800



TTY Service                 For the hearing impaired               800-846-4852




American Express            Automated account information          800-862-7919
Financial Advisors          (TouchTone(R) phones only),
Easy Access Line            including current fund prices
                            and performance, account values
                            and recent account transactions

AMERICAN EXPRESS Financial Advisors


IDS Cash Management Fund
IDS Tower 10
Minneapolis, MN 55440-0010